Discontinued Operations (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2019	Sep. 24, 2018	Aug. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interests					$ 1,080.4	$ 75.7
Cash paid for acquisitions, net of cash acquired					0.0	882.1	$ 45.0
Cash provided by operating activities, discontinued operations					500.0	300.0	300.0
Cash used by investing activities, discontinued operations					130.0	$ 960.0	$ 180.0
Elanco Animal Health Incorporated
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received		$ 4,200.0
Additional paid in capital		$ 629.2
Noncontrolling interests					$ 1,020.0
Elanco Animal Health Incorporated | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent	80.20%
Gain on disposition of business				$ 3,700.0
Transitional services agreement, term	24 months
Elanco Animal Health Incorporated
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of stock sold (in percentage)		19.80%
Proceeds from issuance of debt		$ 2,000.0
Term Facility | Elanco Animal Health Incorporated
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, face amount			$ 500.0
Debt instrument, term			3 years